UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549 FORM ABS-15G ASSET-BACKED SECURITIZER REPORT PURSUANT TO SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☐    Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________ to __________.
Date of Report (Date of earliest event reported): ___________
Commission File Number of securitizer: ___________
Central Index Key Number of securitizer: ___________

(Name and telephone number, including area code, of the person to contact in connection with this filing)
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1): ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i): ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii): ☐

☒    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2).
Central Index Key Number of depositor: 0001867423

CMFT Net Lease Master Issuer, LLC
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable): ___________
Central Index Key Number of underwriter (if applicable): ___________

Nate DeBacker, (323) 860-4900
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THE REPORT
PART I: REPRESENTATION AND WARRANTY INFORMATION
N/A
PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS
Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer
See Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated June 7, 2021, of Deloitte & Touche LLP, attached as Exhibit 99.1 to this report.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: July 13, 2021
CIM REAL ESTATE FINANCE OPERATING PARTNERSHIP, LP
(Depositor)

By: CIM Real Estate Finance Trust, Inc., its general partner

By: /s/ Nate DeBacker
Name: Nate DeBacker
Title: Chief Financial Officer and Treasurer

EXHIBIT INDEX
Exhibit Number    Description
Exhibit 99.1    Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated June 7, 2021, of Deloitte & Touche LLP.